Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Revenue from Major Customers Representing 10% or More of Total Revenue
For the years ended December 31, 2021 and 2020, revenue from the Company’s major customers representing 10% or more of total revenue was as follows:

	Year ended December 31,
	2021	2020
Customer A	*	66%
Customer B	55%	*

*	Customer accounted for less than 10% of total revenue in the period.